Initial Public Offering (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 14, 2021	Mar. 04, 2021	Sep. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Apr. 17, 2023	Dec. 31, 2021
Initial Public Offering
Number of shares in a unit		1
Forgiveness of deferred underwriting fees			$ 4,462,500	$ 4,462,500
Class A common stock
Initial Public Offering
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.01	$ 0.0001
Initial Public Offering
Initial Public Offering
Number of units issued		42,000,000
Number of shares in a unit				1
Common stock, par value (in dollars per share)		$ 0.0001
Number of shares issuable per warrant		0.33
Number of warrants in a unit		1
Exercise price of warrants				$ 11.50
Initial Public Offering | Class A common stock
Initial Public Offering
Number of shares in a unit		1		1
Common stock, par value (in dollars per share)		$ 0.0001
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Over-allotment option
Initial Public Offering
Number of units issued	500,000	6,300,000
Underwriters options period		45 days
Forgiveness of deferred underwriting fees			$ 4,462,500